Earnings per share - Diluted (Details) - AUD ($) $ / shares in Units, shares in Millions, $ in Millions	6 Months Ended
	Mar. 31, 2025	Sep. 30, 2024	Mar. 31, 2024
Earnings per share
Net profit attributable to owners of WBC	$ 3,317	$ 3,648	$ 3,342
Adjustment for potential dilution:
Distributions to convertible loan capital holders	229	241	235
Adjusted net profit attributable to owners of WBC	$ 3,546	$ 3,889	$ 3,577
Weighted average number of ordinary shares
Weighted average number of ordinary shares on issue	3,433	3,462	3,499
Treasury shares (including RSP and EIP restricted shares)	(5)	(5)	(5)
Adjustment for potential dilution:
Share-based payments	5	2	3
Convertible loan capital	262	335	408
Adjusted weighted average number of ordinary shares	3,695	3,794	3,905
Earnings per ordinary share (cents)	$ 0.96	$ 1.025	$ 0.916